Long-Term Debt	12 Months Ended
Dec. 31, 2017
Disclosure Of Long Term Debt [Abstract]
Long-Term Debt

NOTE 11. LONG-TERM DEBT

	2017	2016
Senior Credit Facility	$—	$—
Unsecured senior notes:
6.625% senior notes due 2020 (US$ nil)	—	499,150
6.5% senior notes due 2021 (US$248.6 million)	312,601	427,818
7.75% senior notes due 2023 (US$350.0 million)	440,062	469,945
5.25% senior notes due 2024 (US$400.0 million)	502,928	537,080
7.125% senior notes due 2026 (US$400.0 million)	502,928	—
	1,758,519	1,933,993
Less net unamortized debt issue costs	(28,082)	(27,059)
	$1,730,437	$1,906,934

	Senior Credit Facility	Unsecured senior notes	Debt issue costs	Total
Balance December 31, 2016	$—	$1,933,993	$(27,059)	$1,906,934
Changes from financing cash flows:
Proceeds from issue of senior notes	—	509,180	—	509,180
Redemption of senior notes	—	(571,975)	—	(571,975)
Payment of debt issue costs	—	—	(9,196)	(9,196)
	—	(62,795)	(9,196)	(71,991)
Loss on redemption of unsecured senior notes	—	9,021	—	9,021
Amortization of debt issue costs	—	—	8,173	8,173
Foreign exchange adjustment	—	(121,700)	—	(121,700)
Balance December 31, 2017	$—	$1,758,519	$(28,082)	$1,730,437

(a) Senior Credit Facility:

The senior secured revolving credit facility (as amended, the Senior Credit Facility) provides Precision with senior secured financing for general corporate purposes, including for acquisitions, of up to US$500.0 million with a provision for an increase in the facility of up to an additional US$250.0 million. The Senior Credit Facility is secured by charges on substantially all of Precision’s present and future assets and the present and future assets of its material U.S. and Canadian subsidiaries and, if necessary in order to adhere to covenants under the Senior Credit Facility, on certain assets of certain subsidiaries organized in a jurisdiction outside of Canada or the U.S.

During 2017, Precision agreed with its lending group to amend certain financial covenants and terms governing its Senior Credit Facility. These amendments among other things: (i) temporarily reduce the Covenant EBITDA (as defined in the debt agreement) to interest expense coverage ratio to the greater of or equal to 1.25:1 for the periods ending March 31, June 30 and September 30, 2017, 1.50:1 for the periods ending December 31, 2017 and March 31, 2018, 2.00:1 for the periods ending June 30, September 30, December 31, 2018 and March 31, 2019 reverting to 2.50:1 thereafter until maturity of the facility; (ii) increase the additional borrowing capacity available under the facility to US$300.0 million after the covenant relief period; (iii) extended the maturity date of the facility to November 21, 2021.

The Senior Credit Facility prevents us from making distributions prior to April 1, 2019, after which, distributions are subject to a pro-forma senior net leverage covenant of less than or equal to 1.75:1. The Senior Credit Facility also limits the redemption and repurchase of junior debt subject to a pro-forma senior net leverage covenant test of less than or equal to 1.75:1.

In addition, the Senior Credit Facility contains certain covenants that place restrictions on Precision’s ability to incur or assume additional indebtedness; dispose of assets; make or pay dividends, share redemptions or other distributions; change its primary business; incur liens on assets; engage in transactions with affiliates; enter into mergers, consolidations or amalgamations; and enter into speculative swap agreements. At December 31, 2017, Precision was in compliance with the covenants of the Senior Credit Facility.

The Senior Credit Facility has a term of four years, with an annual option on Precision’s part to request that the lenders extend, at their discretion, the facility to a new maturity date not to exceed five years from the date of the extension request. The current maturity date of the Senior Credit Facility is November 21, 2021.

Under the Senior Credit Facility, amounts can be drawn in U.S. dollars and/or Canadian dollars and, as at December 31, 2017 and 2016 no amounts were drawn under this facility. Up to US$200.0 million of the Senior Credit Facility is available for letters of credit denominated in U.S and/or Canadian dollars and other currencies acceptable to the fronting lender. As at December 31, 2017 outstanding letters of credit amounted to US$20.9 million (2016 – US$41.5 million).

The interest rate on loans that are denominated in U.S. dollars is, at the option of Precision, either a margin over a U.S. base rate or a margin over LIBOR. The interest rate on loans denominated in Canadian dollars is, at the option of Precision, either a margin over the Canadian prime rate or a margin over the bankers’ acceptance rate; such margins will be based on the then applicable ratio of consolidated total debt to EBITDA.

(b) Unsecured Senior Notes:

Precision has outstanding the following unsecured senior notes:

6.5% US$ senior notes due 2021

These notes bear interest at a fixed rate of 6.5% per annum and mature on December 15, 2021. Interest is payable semi-annually on June 15 and December 15 of each year.

These notes are unsecured, ranking equally with existing and future senior unsecured indebtedness, and have been guaranteed by current and future U.S. and Canadian subsidiaries that guaranteed the Senior Credit Facility. These notes contain certain covenants that limit Precision’s ability and the ability of certain subsidiaries to incur additional indebtedness and issue preferred stock; create liens; make restricted payments; create or permit to exist restrictions on the ability of Precision or certain subsidiaries to make certain payments and distributions; engage in amalgamations, mergers or consolidations; make certain dispositions and transfers of assets; and engage in transactions with affiliates. If the notes receive an investment grade rating by Standard & Poor’s or Moody’s Investors Service and Precision and its subsidiaries are not in default under the indenture governing the notes, then Precision will not be required to comply with particular covenants contained in the indenture.

Precision may redeem these notes in whole or in part before December 15, 2019, at redemption prices ranging between 102.167% and 101.083% of their principal amount plus accrued interest. Any time on or after December 15, 2019, these notes can be redeemed for their principal amount plus accrued interest. Upon specified change of control events, each holder of a note will have the right to sell to Precision all or a portion of its notes at a purchase price in cash equal to 101% of the principal amount, plus accrued interest to the date of purchase.

During 2017, Precision redeemed US$70.0 million of these notes for an aggregate purchase price of US$71.8 million. The difference was recognized as a loss on redemption of unsecured senior notes within the consolidated statement of loss.

7.75% US$ senior notes due 2023

These notes bear interest at a fixed rate of 7.75% per annum and mature on December 15, 2023. Interest is payable semi-annually on June 15 and December 15 of each year.

These notes are unsecured, ranking equally with existing and future senior unsecured indebtedness, and have been guaranteed by current and future U.S. and Canadian subsidiaries that guaranteed the Senior Credit Facility. These notes contain certain covenants that limit Precision’s ability and the ability of certain subsidiaries to incur additional indebtedness and issue preferred stock; create liens; make restricted payments; create or permit to exist restrictions on the ability of Precision or certain subsidiaries to make certain payments and distributions; engage in amalgamations, mergers or consolidations; make certain dispositions and transfers of assets; and engage in transactions with affiliates. If the notes receive an investment grade rating by Standard & Poor’s or Moody’s Investors Service and Precision and its subsidiaries are not in default under the indenture governing the notes, then Precision will not be required to comply with particular covenants contained in the indenture.

Prior to December 15, 2019, Precision may redeem up to 35% of the 7.75% senior notes due 2023 with the net proceeds of certain equity offerings at a redemption price equal to 107.75% of the principal amount plus accrued interest. Prior to December 15, 2019, Precision may redeem these notes in whole or in part at 100.0% of their principal amount, plus accrued interest and the greater of 1.0% of the principal amount of the note to be redeemed and the excess, if any, of the present value of the December 15, 2019 redemption price plus required interest payments through December 15, 2019 (calculated using the U.S. Treasury rate plus 50 basis points) over the principal amount of the note. As well, Precision may redeem these notes in whole or in part at any time on or after December 15, 2019 and before December 15, 2021, at redemption prices ranging between 103.875% and 101.938% of their principal amount plus accrued interest. Any time on or after December 15, 2021, these notes can be redeemed for their principal amount plus accrued interest. Upon specified change of control events, each holder of a note will have the right to sell to Precision all or a portion of its notes at a purchase price in cash equal to 101% of the principal amount, plus accrued interest to the date of purchase.

5.25% US$ senior notes due 2024

These notes bear interest at a fixed rate of 5.25% per annum and mature on November 15, 2024. Interest is payable semi-annually on May 15 and November 15 of each year.

These notes are unsecured, ranking equally with existing and future senior unsecured indebtedness, and have been guaranteed by current and future U.S. and Canadian subsidiaries that guaranteed the Senior Credit Facility. These notes contain certain covenants that limit Precision’s ability and the ability of certain subsidiaries to incur additional indebtedness and issue preferred stock; create liens; make restricted payments; create or permit to exist restrictions on the ability of Precision or certain subsidiaries to make certain payments and distributions; engage in amalgamations, mergers or consolidations; make certain dispositions and transfers of assets; and engage in transactions with affiliates. If the notes receive an investment grade rating by Standard & Poor’s or Moody’s Investors Service and Precision and its subsidiaries are not in default under the indenture governing the notes, then Precision will not be required to comply with particular covenants contained in the indenture.

Prior to May 15, 2019, Precision may redeem these notes in whole or in part at 100.0% of their principal amount, plus accrued interest and the greater of 1.0% of the principal amount of the note to be redeemed and the excess, if any, of the present value of the May 15, 2019 redemption price plus required interest payments through May 15, 2019 (calculated using the U.S. Treasury rate plus 50 basis points) over the principal amount of the note. As well, Precision may redeem these notes in whole or in part at any time on or after May 15, 2019 and before May 15, 2022, at redemption prices ranging between 102.625% and 100.875% of their principal amount plus accrued interest. Any time on or after May 15, 2022, these notes can be redeemed for their principal amount plus accrued interest. Upon specified change of control events, each holder of a note will have the right to sell to Precision all or a portion of its notes at a purchase price in cash equal to 101% of the principal amount, plus accrued interest to the date of purchase.

7.125% US$ senior notes due 2026

These notes, issued in 2017, bear interest at a fixed rate of 7.125% per annum and mature on January 15, 2026. Interest is payable semi-annually on January 15 and July 15 of each year, commencing July 15, 2018.

These notes are unsecured, ranking equally with existing and future senior unsecured indebtedness, and have been guaranteed by current and future U.S. and Canadian subsidiaries that guaranteed the Senior Credit Facility. These notes contain certain covenants that limit Precision’s ability and the ability of certain subsidiaries to incur additional indebtedness and issue preferred stock; create liens; make restricted payments; create or permit to exist restrictions on the ability of Precision or certain subsidiaries to make certain payments and distributions; engage in amalgamations, mergers or consolidations; make certain dispositions and transfers of assets; and engage in transactions with affiliates. If the notes receive an investment grade rating by Standard & Poor’s or Moody’s Investors Service and Precision and its subsidiaries are not in default under the indenture governing the notes, then Precision will not be required to comply with particular covenants contained in the indenture.

Prior to November 15, 2020, Precision may redeem up to 35% of the 7.125% senior notes due 2026 with the net proceeds of certain equity offerings at a redemption price equal to 107.125% of the principal amount plus accrued interest. Prior to November 15, 2020, Precision may redeem these notes in whole or in part at 100.0% of their principal amount, plus accrued interest and the greater of 1.0% of the principal amount of the note to be redeemed and the excess, if any, of the present value of the November 15, 2020 redemption price plus required interest payments through November 15, 2020 (calculated using the U.S. Treasury rate plus 50 basis points) over the principal amount of the note. As well, Precision may redeem these notes in whole or in part at any time on or after November 15, 2020 and before November 15, 2022, at redemption prices ranging between 105.344% and 101.781% of their principal amount plus accrued interest. Any time on or after November 15, 2023, these notes can be redeemed for their principal amount plus accrued interest. Upon specified change of control events, each holder of a note will have the right to sell to Precision all or a portion of its notes at a purchase price in cash equal to 101% of the principal amount, plus accrued interest to the date of purchase.

The senior notes require that we comply with certain financial covenants including an incurrence based test of Consolidated Interest Coverage Ratio, as defined in the senior note agreements, of greater than or equal to 2.0:1 for the most recent four consecutive fiscal quarters. In the event that our Consolidated Interest Coverage Ratio is less than 2.0:1 for the most recent four consecutive fiscal quarters the senior notes restrict our ability to incur additional indebtedness. As at December 31, 2017, our senior notes Consolidated Interest Coverage Ratio was 2.16:1.

The senior notes also contain a restricted payments covenant that limits our ability to make payments in the nature of dividends, distributions and repurchases from shareholders. This restricted payment basket grows by, among other things, 50% of cumulative consolidated net earnings, and decreases by 100% of cumulative consolidated net losses as defined in the note agreements, and cumulative payments made to shareholders. As at December 31, 2017, the restricted payments basket was negative $213 million (2016 – negative $310 million), therefore prohibiting us from making any further dividend payments until the governing restricted payments basket once again becomes positive. No dividends have been declared or paid subsequent to December 31, 2017.

During 2017, Precision redeemed all the remaining US$371.8 million 6.625% senior notes due 2020 for an aggregate purchase price of US$377.1 million. The difference was recognized as a loss on redemption of unsecured senior notes within the consolidated statement of loss.

Long-term debt obligations at December 31, 2017 will mature as follows:

2021	$312,601
Thereafter	1,445,918
$1,758,519

(c) Guarantor Disclosures

Our unsecured senior notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by all U.S. and Canadian subsidiaries that guaranteed the senior Credit Facility ( Guarantor Subsidiaries ). These Guarantor Subsidiaries are directly or indirectly 100% owned by the parent company. Separate financial statements for each of the Guarantor Subsidiaries have not been provided; instead we have included condensed consolidating financial statements based on Rule 3-10 of the U.S. Securities and Exchange Commission’s Regulation S-X.

Condensed Consolidating Statement of Financial Position as at December 31, 2017

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Assets
Cash	$20,843	$5,422	$38,816	$—	$65,081
Other current assets	38,558	261,883	76,221	3	376,665
Intercompany receivables	93,662	2,669,280	84,861	(2,847,803)	—
Investments in subsidiaries	4,822,876	61	—	(4,822,937)	—
Property, plant and equipment	64,605	2,659,831	449,917	(529)	3,173,824
Intangibles	25,644	2,472	—	—	28,116
Goodwill	—	205,167	—	—	205,167
Other long-term assets	—	53,908	3,051	(12,881)	44,078
Total assets	$5,066,188	$5,858,024	$652,866	$(7,684,147)	$3,892,931
Liabilities and shareholders’ equity
Current liabilities	$36,331	$124,482	$48,812	$—	$209,625
Intercompany payables and debt	1,795,141	1,000,167	52,495	(2,847,803)	—
Long-term debt	1,730,437	—	—	—	1,730,437
Other long-term liabilities	135,053	17,978	2,383	(12,881)	142,533
Total liabilities	3,696,962	1,142,627	103,690	(2,860,684)	2,082,595
Shareholders’ equity	1,369,226	4,715,397	549,176	(4,823,463)	1,810,336
Total liabilities and shareholders’ equity	$5,066,188	$5,858,024	$652,866	$(7,684,147)	$3,892,931

Condensed Consolidating Statement of Financial Position as at December 31, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Assets
Cash	$61,794	$13,138	$40,773	$—	$115,705
Other current assets	43,630	210,125	102,147	3	355,905
Intercompany receivables	1,475,431	3,024,724	68,767	(4,568,922)	—
Investments in subsidiaries	4,913,785	60	—	(4,913,845)	—
Property, plant and equipment	78,849	3,023,968	539,214	(142)	3,641,889
Intangibles	3,316	—	—	—	3,316
Goodwill	—	207,399	—	—	207,399
Total assets	$6,576,805	$6,479,414	$750,901	$(9,482,906)	$4,324,214
Liabilities and shareholders’ equity
Current liabilities	$42,657	$126,870	$71,209	$—	$240,736
Intercompany payables and debt	3,071,032	1,412,257	85,633	(4,568,922)	—
Long-term debt	1,906,934	—	—	—	1,906,934
Other long- term liabilities	181,940	32,781	(295)	—	214,426
Total liabilities	5,202,563	1,571,908	156,547	(4,568,922)	2,362,096
Shareholders’ equity	1,374,242	4,907,506	594,354	(4,913,984)	1,962,118
Total liabilities and shareholders’ equity	$6,576,805	$6,479,414	$750,901	$(9,482,906)	$4,324,214

Condensed Consolidating Statement of Loss for the Year ended December 31, 2017

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Revenue	$89	$1,138,049	$190,401	$(7,315)	$1,321,224
Operating expense	138	809,233	124,115	(7,315)	926,171
General and administrative expense	35,605	44,932	9,535	—	90,072
Earnings (loss) before income taxes, loss on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of property, plant and equipment and depreciation and amortization	(35,654)	283,884	56,751	—	304,981
Depreciation and amortization	13,118	302,958	61,450	220	377,746
Impairment of property, plant and equipment	—	15,313	—	—	15,313
Operating loss	(48,772)	(34,387)	(4,699)	(220)	(88,078)
Foreign exchange	(2,375)	(889)	294	—	(2,970)
Finance charges	138,027	(68)	(31)	—	137,928
Loss on redemption and repurchase of unsecured senior notes	9,021	—	—	—	9,021
Equity in loss of subsidiaries	(12,383)	—	—	12,383	—
Loss before tax	(181,062)	(33,430)	(4,962)	(12,603)	(232,057)
Income taxes	(47,567)	(59,120)	6,666	—	(100,021)
Net loss	$(133,495)	$25,690	$(11,628)	$(12,603)	$(132,036)

Condensed Consolidating Statement of Loss for the Year ended December 31, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Revenue	$103	$846,867	$169,287	$(13,024)	$1,003,233
Operating expense	160	551,538	123,041	(13,024)	661,715
General and administrative expense	37,193	59,323	11,173	—	107,689
Restructuring	285	5,469	—	—	5,754
Earnings (loss) before income taxes, loss on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, gain re-measurement of property, plant and equipment and depreciation and amortization	(37,535)	230,537	35,073	-	228,075
Depreciation and amortization	13,828	324,649	52,957	225	391,659
Gain on re-measurement of property, plant and equipment	—	(7,605)	—	—	(7,605)
Operating loss	(51,363)	(86,507)	(17,884)	(225)	(155,979)
Foreign exchange	6,731	(2,121)	1,398	—	6,008
Finance charges	146,053	118	189	—	146,360
Loss on redemption and repurchase of unsecured senior notes	239	—	—	—	239
Equity in loss of subsidiaries	23,042	—	—	(23,042)	—
Loss before tax	(227,428)	(84,504)	(19,471)	22,817	(308,586)
Income taxes	(72,098)	(83,404)	2,471	—	(153,031)
Net loss	$(155,330)	$(1,100)	$(21,942)	$22,817	$(155,555)

Condensed Consolidating Statement of Comprehensive Loss for the Year ended December 31, 2017

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net loss	$(133,495)	$25,690	$(11,628)	$(12,603)	$(132,036)
Other comprehensive income (loss)	121,699	(110,717)	(35,661)	(167)	(24,846)
Comprehensive loss	$(11,796)	$(85,027)	$(47,289)	$(12,770)	$(156,882)

Condensed Consolidating Statement of Comprehensive Loss for the Year ended December 31, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net loss	$(155,330)	$(1,100)	$(21,942)	$22,817	$(155,555)
Other comprehensive income (loss)	66,963	(62,459)	(11,270)	(2,879)	(9,645)
Comprehensive income (loss)	$(88,367)	$(63,559)	$(33,212)	$19,938	$(165,200)

Condensed Consolidating Statement of Cash Flow for the Year ended December 31, 2017

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash provided by (used in):
Operations	$(160,698)	$243,364	$33,889	$—	$116,555
Investments	191,638	(58,942)	(11,152)	(212,694)	(91,150)
Financing	(73,784)	(190,360)	(22,334)	212,694	(73,784)
Effects of exchange rate changes on cash and cash equivalents	1,893	(1,778)	(2,360)	—	(2,245)
Decrease in cash and cash equivalents	(40,951)	(7,716)	(1,957)	—	(50,624)
Cash and cash equivalents, beginning of year	61,794	13,138	40,773	—	115,705
Cash and cash equivalents, end of year	$20,843	$5,422	$38,816	$—	$65,081

Condensed Consolidating Statement of Cash Flow for the Year ended December 31, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash provided by (used in):
Operations	$(185,430)	$298,342	$9,596	$—	$122,508
Investments	145,451	(65,939)	(149,151)	(144,286)	(213,925)
Financing	(218,324)	(257,263)	112,977	144,286	(218,324)
Effects of exchange rate changes on cash and cash equivalents	(10,661)	(5,041)	(3,611)	—	(19,313)
Increase (decrease) in cash and cash equivalents	(268,964)	(29,901)	(30,189)	—	(329,054)
Cash and cash equivalents, beginning of year	330,758	43,039	70,962	—	444,759
Cash and cash equivalents, end of year	$61,794	$13,138	$40,773	$-	$115,705